Purchase price allocation (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2015
Purchase Price Consideration [Line Items]
Charter Termination Rights, Percentage	100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	$ 4,304,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	193,909,000
Goodwill	$ 251,000	$ 251,000	$ 251,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		11,800,000	0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		5,000,000	$ 0
Hoegh LNG FRSU III Ltd [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Charter Termination Rights, Percentage	90.00%		90.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	$ 194,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	140,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	47,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	$ 7,200,000
Goodwill		251,000	$ 251,000
Hoegh LNG FRSU III Ltd [Member] | Time Charter Contract [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		11,000,000	11,000,000
Hoegh LNG FRSU III Ltd [Member] | Time Charter Extension [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 8,000,000	$ 8,000,000